Stock-Based Compensation (Details) - USD ($)								2 Months Ended	3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jan. 01, 2025	Nov. 11, 2024	Oct. 01, 2024	Sep. 30, 2024	Apr. 30, 2024	Mar. 25, 2024	Oct. 31, 2016	Mar. 31, 2024	Mar. 31, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation [Line Items]
Initial reserve						2,586
Common stock immediately preceding	9,485											9,485
Granted option shares									20,313
Reserved shares	510
Stock based compensation expense (in Dollars)								$ 90,000.00	$ 304,946		$ 924,668		$ 96,896
Research and development (in Dollars)								$ 30,000.00	73,302		547,910		91,664
General and administrative expenses (in Dollars)									231,644				5,232
Unamortized stock-based compensation (in Dollars)									$ 1,210,000		$ 1,009,000	$ 1,009,000
Weighted average period									1 year 9 months 18 days			2 years 7 days
Fair value per share (in Dollars per share)			$ 200					$ 21.2	$ 24		$ 61.54
Fair value granted percentage (in Dollars per share)							$ 0.064452
Employees options to purchase			2,389							2,520
Employees purchase per share (in Dollars per share)			$ 200							$ 9,620
Cancelled stock options			1,728	1,728
Outstanding exercise price			793
Number of stock option granted (in Dollars)			$ 76,027
Expensed immediately (in Dollars)			28,636
Outstanding stock options (in Dollars)			$ 47,391
Intrinsic value options exercised (in Dollars)													$ 9,458
ESPP common stock						2,550
Addition additional shares		10,423			1,000
Diluted shares												5.00%
Aggregated option awards												3,247
Stock option future issuance												10,762
Expected dividend yield
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
General and administrative expenses (in Dollars)								$ 0.06			$ 376,758
Board of Directors [Member]
Stock-Based Compensation [Line Items]
Granted option shares									23,560
Common Stock [Member]
Stock-Based Compensation [Line Items]
Diluted shares												5.00%
Employee Stock [Member]
Stock-Based Compensation [Line Items]
Common stock immediately preceding												510
Diluted shares												1.00%
Common Stock [Member]
Stock-Based Compensation [Line Items]
Initial reserve						255
Issuance shares							244,420
Employees purchase per share (in Dollars per share)										$ 704
Expected dividend yield												0.00%